U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

December 7, 2015

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:	MANAGED PORTFOLIO SERIES (the “Trust”) Securities Act Registration No: 333-172080 Investment Company Registration No: 811-22525

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust to add new series, Jackson Square Partners All Cap Growth Fund, Jackson Square Partners Focus Global Growth Fund, Jackson Square Partners Select 20 Fund, Jackson Square Partners SMID Cap Growth Fund, Jackson Square Partners U.S. Growth Fund; is Post-Effective Amendment No. 191 under the 1933 Act and Amendment No. 192 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Trust anticipates that this filing shall become effective on February 20, 2016; pursuant to Rule 485(a)(2) of the 1933 Act.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions or require further information, do not hesitate to contact me at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
Secretary of Managed Portfolio Series

cc:  Thomas G. Sheehan, Esq., Bernstein, Shur, Sawyer & Nelson P.A.